Segment Information (Tables)	12 Months Ended
Dec. 31, 2025
Segment information [Abstract]
Schedule of Single Operating Segment	The following table presents the significant revenue and expense categories in the Company’s single operating segment:
	For the Years Ended December 31,
	2025	2024	2023
Revenue	$33,040,012	$25,571,810	$26,664,602
Cost of revenue	(24,744,905)	(19,086,439)	(19,805,055)
Selling and marketing expenses	(52,794)	(78,722)	(92,890)
General and administrative expenses	(452,501)	(866,333)	(758,620)
Interest expenses	(269,942)	(188,897)	(154,047)
Other expenses	(1,090,116)	(861,587)	(538,006)
Other income	111,587	104,012	188,305
Loss on disposal of subsidiaries	(852,040)
Provision for income taxes	(1,721,419)	(1,420,141)	(1,534,791)
Net income of single operating segment	$3,967,882	$3,173,703	$3,969,498